Equipment	3 Months Ended	15 Months Ended
	Dec. 31, 2013	Dec. 31, 2013
Equipment [Text Block]
Note 3	Equipment

	December 31, 2013
		Accumulated
	Cost	Depreciation	Net

Computer equipment	$2,327	$192	$2,135

	September 30, 2013
		Accumulated
	Cost	Depreciation	Net

Computer equipment	$5,631	$5,631	$-

Note 3	Equipment

		September 30, 2013
		Accumulated
	Cost	Depreciation	Net

Computer equipment	$5,631	$5,631	$-

		September 30, 2012
		Accumulated
	Cost	Depreciation	Net

Computer equipment	$5,631	$5,055	$576